WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.7% (a)
Communication Services - 1.6%
AMC Networks, Inc. - Class A (b)	1,273	$59,309
Bandwidth, Inc. - Class A (b)	315	28,438
Cardlytics, Inc. (b)	2,350	197,259
Cargurus, Inc. (b)	145	4,555
Cinemark Holdings, Inc. (b)	2,285	43,895
Cogent Communications Holdings, Inc.	395	27,982
Eventbrite, Inc. - Class A (b)	395	7,469
EverQuote, Inc. - Class A (b)	1,290	24,033
Gogo, Inc. (b)(c)	640	11,072
Gray Television, Inc.	395	9,014
Magnite, Inc. (b)	1,730	48,440
Meredith Corp. (b)	655	36,484
National CineMedia, Inc.	1,590	5,660
Ooma, Inc. (b)	1,510	28,101
Sinclair Broadcast Group, Inc. - Class A	1,480	46,886
TechTarget, Inc. (b)	510	42,034
		620,631
Consumer Discretionary - 16.2%
1-800-Flowers.com, Inc. - Class A (b)	995	30,357
2U, Inc. (b)	780	26,185
Abercrombie & Fitch Co. - Class A (b)	1,110	41,769
Academy Sports & Outdoors, Inc. (b)	792	31,696
American Axle & Manufacturing Holdings, Inc. (b)	2,070	18,237
American Eagle Outfitters, Inc.	230	5,934
Arko Corp. (b)	2,670	26,967
Asbury Automotive Group, Inc. (b)	195	38,364
Bed Bath & Beyond, Inc. (b)	1,000	17,275
BJ's Restaurants, Inc. (b)	205	8,561
Bloomin' Brands, Inc. (b)	3,170	79,250
Boot Barn Holdings, Inc. (b)	4,890	434,574
Brinker International, Inc. (b)	5,719	280,517
Caesars Entertainment, Inc. (b)	495	55,579
Caleres, Inc.	340	7,555
Camping World Holdings, Inc. - Class A	1,685	65,496
Cavco Industries, Inc. (b)	222	52,556
Century Casinos, Inc. (b)	4,620	62,231
Century Communities, Inc.	170	10,446
Citi Trends, Inc. (b)	290	21,158
Crocs, Inc. (b)	610	87,523
Dave & Buster's Entertainment, Inc. (b)	1,120	42,930
Deckers Outdoor Corp. (b)	66	23,773
Dorman Products, Inc. (b)	263	24,898
Drive Shack, Inc. (b)	6,460	18,153
Everi Holdings, Inc. (b)	1,980	47,876
Fox Factory Holding Corp. (b)	170	24,572
Funko, Inc. - Class A (b)	390	7,102
GAN Ltd. (b)	490	7,286
Golden Nugget Online Gaming, Inc. (b)	740	12,854
Green Brick Partners, Inc. (b)	11,566	237,334
Guess?, Inc.	1,130	23,741
Hamilton Beach Brands Holding Co. - Class A	540	8,462
Haverty Furniture Cos., Inc.	991	33,407
Hibbett, Inc.	680	48,103
International Game Technology PLC (b)	2,678	70,485
iRobot Corp. (b)(c)	87	6,829
KB Home	170	6,616
Legacy Housing Corp. (b)	460	8,266
LGI Homes, Inc. (b)	112	15,894
Liquidity Services, Inc. (b)	1,120	24,203
Malibu Boats, Inc. - Class A (b)	275	19,244
MasterCraft Boat Holdings, Inc. (b)	770	19,312
Meritage Homes Corp. (b)	180	17,460
Modine Manufacturing Co. (b)	1,180	13,369
Monarch Casino & Resort, Inc. (b)	530	35,505
Murphy USA, Inc.	550	91,993
National Vision Holdings, Inc. (b)	1,291	73,290
Nautilus, Inc. (b)	780	7,262
Noodles & Co. (b)	206	2,431
OneWater Marine, Inc. - Class A	66	2,654
Overstock.com, Inc. (b)	490	38,181
Papa John's International, Inc.	260	33,017
Party City Holdco, Inc. (b)	2,770	19,667
Penn National Gaming, Inc. (b)	910	65,939
Perdoceo Education Corp. (b)	2,910	30,730
PetMed Express, Inc. (c)	186	4,998
PlayAGS, Inc. (b)	4,901	38,620
Porch Group, Inc. (b)	500	8,840
PowerSchool Holdings, Inc. - Class A (b)	1,680	41,345
RCI Hospitality Holdings, Inc.	130	8,906
Red Rock Resorts, Inc. - Class A (b)	371	19,003
Rent-A-Center, Inc.	2,357	132,487
Revolve Group, Inc. (b)	130	8,030
RH (b)	47	31,345
Sally Beauty Holdings, Inc. (b)	3,860	65,041
Scientific Games Corp. (b)	944	78,418
Shake Shack, Inc. - Class A (b)	390	30,599
Shutterstock, Inc.	1,435	162,614
Signet Jewelers Ltd.	790	62,378
Skyline Champion Corp. (b)	13,925	836,336
Sleep Number Corp. (b)	379	35,429
Sonos, Inc. (b)	4,072	131,770
Standard Motor Products, Inc.	893	39,033
Stitch Fix, Inc. - Class A (b)	675	26,966
Sturm Ruger & Co., Inc.	1,694	124,983
Superior Group of Cos., Inc.	465	10,830
Taylor Morrison Home Corp. (b)	1,024	26,399
Tenneco, Inc. - Class A (b)	2,070	29,539
Texas Roadhouse, Inc.	6,397	584,238
The Cheesecake Factory, Inc. (b)	540	25,380
The Children's Place, Inc. (b)	900	67,734
The Lovesac Co. (b)	865	57,168
TopBuild Corp. (b)	2,283	467,581
Universal Electronics, Inc. (b)	316	15,563
Urban Outfitters, Inc. (b)	430	12,767
Vivint Smart Home, Inc. (b)	2,280	21,546
Wingstop, Inc.	420	68,851
Winmark Corp.	409	87,947
Winnebago Industries, Inc.	995	72,088
WW International, Inc. (b)	2,411	44,001
XPEL, Inc. (b)	325	24,655
YETI Holdings, Inc. (b)	4,945	423,737
		6,492,233
Consumer Staples - 3.5%
Celsius Holdings, Inc. (b)	195	17,567
Coca-Cola Consolidated, Inc.	10	3,942
elf Beauty, Inc. (b)	24,139	701,238
Grocery Outlet Holding Corp. (b)	13,315	287,205
Inter Parfums, Inc.	170	12,711
J & J Snack Foods Corp.	45	6,877
Medifast, Inc.	216	41,610
Performance Food Group Co. (b)	450	20,907
Sanderson Farms, Inc.	150	28,230
Turning Point Brands, Inc.	905	43,214
USANA Health Sciences, Inc. (b)	1,140	105,108
Vector Group Ltd.	3,540	45,135
Veru, Inc. (b)	2,900	24,737
WD-40 Co.	282	65,277
		1,403,758
Energy - 1.5%
Brigham Minerals, Inc. - Class A	15,431	295,658
Centennial Resource Development, Inc. - Class A (b)	2,860	19,162
Contango Oil & Gas Co. (b)	3,330	15,218
Dorian LPG Ltd.	1,110	13,775
Kosmos Energy Ltd. (b)	16,680	49,373
Magnolia Oil & Gas Corp. - Class A	2,160	38,426
Matador Resources Co.	630	23,965
Ovintiv, Inc.	370	12,165
Southwestern Energy Co. (b)	14,994	83,067
TETRA Technologies, Inc. (b)	9,440	29,453
		580,262
Financials - 6.6%
Artisan Partners Asset Management, Inc. - Class A	2,095	102,487
Atlanticus Holdings Corp. (b)	696	36,930
Banc of California, Inc.	22,320	412,697
Cadence BanCorp	23,674	519,881
Cohen & Steers, Inc.	2,080	174,242
Cowen, Inc. - Class A	1,290	44,260
Curo Group Holdings Corp.	343	5,944
Customers Bancorp, Inc. (b)	490	21,080
Eastern Bankshares, Inc.	1,220	24,766
First Financial Bankshares, Inc.	325	14,934
FirstCash, Inc.	90	7,875
Focus Financial Partners, Inc. - Class A (b)	125	6,546
GAMCO Investors, Inc. - Class A	740	19,521
Glacier Bancorp, Inc.	810	44,833
Hanmi Financial Corp.	210	4,213
Home BancShares, Inc.	18,890	444,482
Kinsale Capital Group, Inc.	40	6,468
LendingTree, Inc. (b)	1,360	190,169
Moelis & Co. - Class A	1,390	85,999
NMI Holdings, Inc. - Class A (b)	585	13,227
Open Lending Corp. - Class A (b)	740	26,692
Piper Sandler Cos.	140	19,385
PJT Partners, Inc. - Class A	1,500	118,665
PROG Holdings, Inc.	1,840	77,298
Pzena Investment Management, Inc. - Class A	760	7,478
Regional Management Corp.	140	8,145
Silvergate Capital Corp. - Class A (b)	260	30,030
StepStone Group, Inc. - Class A	3,780	161,179
		2,629,426
Health Care - 28.3%
1Life Healthcare, Inc. (b)	2,445	49,511
Accuray, Inc. (b)	2,220	8,769
AdaptHealth Corp. (b)	1,190	27,715
Addus HomeCare Corp. (b)	180	14,355
Aerie Pharmaceuticals, Inc. (b)	379	4,321
Affimed NV (b)	3,165	19,560
Agenus, Inc. (b)	3,850	20,212
Albireo Pharma, Inc. (b)	935	29,172
Alector, Inc. (b)	340	7,759
Allakos, Inc. (b)	200	21,174
Allogene Therapeutics, Inc. (b)	1,365	35,080
Alphatec Holdings, Inc. (b)	775	9,447
ALX Oncology Holdings, Inc. (b)	220	16,249
Amedisys, Inc. (b)	132	19,681
AMN Healthcare Services, Inc. (b)	470	53,932
Amneal Pharmaceuticals, Inc. (b)	6,740	35,992
Apellis Pharmaceuticals, Inc. (b)	155	5,109
Apollo Medical Holdings, Inc. (b)(c)	90	8,194
Arcus Biosciences, Inc. (b)	165	5,754
Arcutis Biotherapeutics, Inc. (b)	630	15,051
Arrowhead Pharmaceuticals, Inc. (b)	562	35,086
Arvinas, Inc. (b)	479	39,364
Atara Biotherapeutics, Inc. (b)	135	2,416
Atea Pharmaceuticals, Inc. (b)	330	11,570
Avid Bioservices, Inc. (b)	23,973	517,098
Beam Therapeutics, Inc. (b)	595	51,771
BioDelivery Sciences International, Inc. (b)	13,630	49,204
Biohaven Pharmaceutical Holding Co. Ltd. (b)	75	10,418
BioLife Solutions, Inc. (b)	8,285	350,621
Blueprint Medicines Corp. (b)	978	100,548
Bridgebio Pharma, Inc. (b)	755	35,387
CareDx, Inc. (b)	320	20,278
Castle Biosciences, Inc. (b)	277	18,420
Cerus Corp. (b)	3,900	23,751
Chemed Corp.	144	66,977
ClearPoint Neuro, Inc. (b)	640	11,360
Collegium Pharmaceutical, Inc. (b)	270	5,330
Community Health Systems, Inc. (b)	1,072	12,542
CONMED Corp.	3,745	489,958
Corcept Therapeutics, Inc. (b)	295	5,806
CorVel Corp. (b)	114	21,229
Cross Country Healthcare, Inc. (b)	910	19,328
CryoLife, Inc. (b)	815	18,166
CryoPort, Inc. (b)	1,015	67,508
Curis, Inc. (b)	1,060	8,300
Cutera, Inc. (b)	275	12,815
CytomX Therapeutics, Inc. (b)	539	2,744
Denali Therapeutics, Inc. (b)	2,412	121,685
DermTech, Inc. (b)	205	6,583
Dynavax Technologies Corp. (b)	1,020	19,594
Eagle Pharmaceuticals, Inc. (b)	115	6,415
Eargo, Inc. (b)	1,650	11,104
Editas Medicine, Inc. (b)	936	38,451
Emergent BioSolutions, Inc. (b)	555	27,789
Fate Therapeutics, Inc. (b)	775	45,934
Fulgent Genetics, Inc. (b)(c)	465	41,827
G1 Therapeutics, Inc. (b)(c)	719	9,649
Generation Bio Co. (b)	240	6,017
Global Blood Therapeutics, Inc. (b)	410	10,447
Globus Medical, Inc. - Class A (b)	265	20,304
Halozyme Therapeutics, Inc. (b)	3,089	125,661
Hanger, Inc. (b)	687	15,087
HealthEquity, Inc. (b)	190	12,304
HealthStream, Inc. (b)	125	3,572
Heska Corp. (b)	2,184	564,651
IGM Biosciences, Inc. (b)	380	24,989
ImmunoGen, Inc. (b)	5,252	29,779
Inari Medical, Inc. (b)	1,309	106,160
Innoviva, Inc. (b)	4,385	73,273
Inovalon Holdings, Inc. - Class A (b)	1,075	43,312
Inspire Medical Systems, Inc. (b)	432	100,604
Integer Holdings Corp. (b)	260	23,228
Intellia Therapeutics, Inc. (b)	565	75,795
Intercept Pharmaceuticals, Inc. (b)	1,029	15,281
Intersect ENT, Inc. (b)	109	2,965
Invitae Corp. (b)(c)	990	28,146
iRhythm Technologies, Inc. (b)	458	26,820
Ironwood Pharmaceuticals, Inc. (b)	3,786	49,445
Karuna Therapeutics, Inc. (b)	120	14,680
Kodiak Sciences, Inc. (b)	320	30,714
LeMaitre Vascular, Inc.	7,472	396,688
Lexicon Pharmaceuticals, Inc. (b)	2,200	10,582
LHC Group, Inc. (b)	2,376	372,818
Ligand Pharmaceuticals, Inc. (b)	70	9,752
MacroGenics, Inc. (b)	155	3,246
Marinus Pharmaceuticals, Inc. (b)	765	8,706
Medpace Holdings, Inc. (b)	4,828	913,844
MEI Pharma, Inc. (b)	2,850	7,866
Meridian Bioscience, Inc. (b)	1,811	34,844
Merit Medical Systems, Inc. (b)	170	12,206
Mesa Laboratories, Inc.	2,147	649,167
ModivCare, Inc. (b)	170	30,875
Morphic Holding, Inc. (b)	395	22,373
Neogen Corp. (b)	14,710	638,855
NeoGenomics, Inc. (b)	12,240	590,458
Nevro Corp. (b)	21	2,444
Nkarta, Inc. (b)	790	21,970
Novavax, Inc. (b)	55	11,402
Novocure Ltd. (b)	52	6,041
NuVasive, Inc. (b)	35	2,095
Omnicell, Inc. (b)	3,133	465,031
Ortho Clinical Diagnostics Holdings PLC (b)	1,520	28,090
Pacific Biosciences of California, Inc. (b)	1,650	42,157
Pacira BioSciences, Inc. (b)	260	14,560
Phreesia, Inc. (b)	7,221	445,536
Precigen, Inc. (b)	6,210	30,988
Precision BioSciences, Inc. (b)	1,150	13,271
Progyny, Inc. (b)	885	49,560
Puma Biotechnology, Inc. (b)	4,750	33,297
Quanterix Corp. (b)	130	6,473
Quotient Ltd. (b)	1,785	4,177
R1 RCM, Inc. (b)	1,860	40,939
Radius Health, Inc. (b)	1,420	17,622
Reata Pharmaceuticals, Inc. - Class A (b)	70	7,043
Repligen Corp. (b)	2,968	857,722
Rocket Pharmaceuticals, Inc. (b)	455	13,600
Sangamo Therapeutics, Inc. (b)	3,228	29,084
Scholar Rock Holding Corp. (b)	150	4,953
Seer, Inc. (b)	1,350	46,615
Select Medical Holdings Corp.	2,763	99,938
Selecta Biosciences, Inc. (b)	1,940	8,070
Seres Therapeutics, Inc. (b)	1,210	8,422
Sesen Bio, Inc. (b)	4,370	3,466
Sharps Compliance Corp. (b)	3,111	25,728
Shockwave Medical, Inc. (b)	450	92,646
Sientra, Inc. (b)	1,950	11,174
Simulations Plus, Inc.	9,501	375,289
SpringWorks Therapeutics, Inc. (b)	130	8,247
STAAR Surgical Co. (b)	922	118,505
Stereotaxis, Inc. (b)	6,070	32,657
STERIS PLC	138	28,191
Stoke Therapeutics, Inc. (b)	470	11,957
Syros Pharmaceuticals, Inc. (b)	7,010	31,335
Teladoc Health, Inc. (b)	34	4,312
The Ensign Group, Inc.	385	28,833
The Pennant Group, Inc. (b)	392	11,011
Tivity Health, Inc. (b)	502	11,576
Triple-S Management Corp. (b)	210	7,428
Turning Point Therapeutics, Inc. (b)	461	30,624
Twist Bioscience Corp. (b)	260	27,812
Ultragenyx Pharmaceutical, Inc. (b)	424	38,241
US Physical Therapy, Inc.	515	56,959
Veracyte, Inc. (b)	320	14,864
Verastem, Inc. (b)	4,190	12,905
Vericel Corp. (b)	177	8,638
Viemed Healthcare, Inc. (b)	2,205	12,238
Vir Biotechnology, Inc. (b)	645	28,070
Vocera Communications, Inc. (b)	1,365	62,462
Xencor, Inc. (b)	1,999	65,287
		11,321,132
Industrials - 10.3%
Aerojet Rocketdyne Holdings, Inc.	1,255	54,655
Allied Motion Technologies, Inc.	90	2,815
Atkore, Inc. (b)	1,809	157,238
Atlas Air Worldwide Holdings, Inc. (b)	290	23,687
Barrett Business Services, Inc.	115	8,770
Bloom Energy Corp. - Class A (b)	1,120	20,967
Boise Cascade Co.	225	12,146
Brady Corp. - Class A	905	45,884
Builders FirstSource, Inc. (b)	95	4,915
Chart Industries, Inc. (b)	1,611	307,878
Comfort Systems USA, Inc.	369	26,317
Cornerstone Building Brands, Inc. (b)	791	11,557
EMCOR Group, Inc.	1,090	125,764
Exponent, Inc.	201	22,743
Franklin Covey Co. (b)	1,970	80,356
Franklin Electric Co., Inc.	1,525	121,771
FuelCell Energy, Inc. (b)(c)	6,530	43,686
Graftech International Ltd.	3,320	34,262
Healthcare Services Group, Inc.	360	8,996
Hydrofarm Holdings Group, Inc. (b)	1,040	39,364
Infrastructure and Energy Alternatives, Inc. (b)	1,830	20,917
INNOVATE Corp. (b)	3,854	15,801
John Bean Technologies Corp.	740	104,007
Kratos Defense & Security Solutions, Inc. (b)	12,848	286,639
Masonite International Corp. (b)	110	11,674
MasTec, Inc. (b)	25	2,157
Mercury Systems, Inc. (b)	5,349	253,650
Meritor, Inc. (b)	880	18,753
MRC Global, Inc. (b)	305	2,239
Mueller Industries, Inc.	1,433	58,896
PAE, Inc. (b)	3,330	19,913
Plug Power, Inc. (b)	1,230	31,414
Proto Labs, Inc. (b)	288	19,181
RBC Bearings, Inc. (b)	111	23,554
Rexnord Corp.	520	33,431
Saia, Inc. (b)	3,280	780,738
Science Applications International Corp.	23	1,968
Simpson Manufacturing Co., Inc.	1,095	117,132
SiteOne Landscape Supply, Inc. (b)	2,238	446,414
Sterling Construction Co., Inc. (b)	380	8,615
Sunrun, Inc. (b)	81	3,564
Tetra Tech, Inc.	125	18,668
The AZEK Co., Inc. (b)	5,788	211,436
The Brink's Co.	55	3,482
The ExOne Co. (b)	390	9,118
Titan International, Inc. (b)	1,540	11,026
TPI Composites, Inc. (b)	4,595	155,081
TriNet Group, Inc. (b)	1,037	98,080
UFP Industries, Inc.	1,325	90,074
Upwork, Inc. (b)	748	33,682
Vectrus, Inc. (b)	100	5,028
Vicor Corp. (b)	190	25,490
Watts Water Technologies, Inc. - Class A	60	10,085
Welbilt, Inc. (b)	175	4,067
Werner Enterprises, Inc.	400	17,708
WillScot Mobile Mini Holdings Corp. (b)	930	29,500
		4,136,953
Information Technology - 28.6%
3D Systems Corp. (b)	2,940	81,056
8x8, Inc. (b)	9,524	222,766
A10 Networks, Inc. (b)	5,835	78,656
ACI Worldwide, Inc. (b)	1,980	60,845
Alarm.com Holdings, Inc. (b)	340	26,585
Alkami Technology, Inc. (b)	650	16,042
Alpha & Omega Semiconductor Ltd. (b)	500	15,685
Ambarella, Inc. (b)	535	83,321
Appfolio, Inc. - Class A (b)	1,984	238,874
Appian Corp. (b)(c)	580	53,656
Asana, Inc. - Class A (b)	370	38,421
Avaya Holdings Corp. (b)	420	8,312
Axcelis Technologies, Inc. (b)	1,975	92,884
Badger Meter, Inc.	670	67,764
BigCommerce Holdings, Inc. (b)	620	31,397
Blackbaud, Inc. (b)	460	32,361
Blackline, Inc. (b)	257	30,342
Box, Inc. - Class A (b)	4,050	95,864
Brooks Automation, Inc.	771	78,912
Cass Information Systems, Inc.	608	25,445
Cerence, Inc. (b)	3,576	343,689
Cohu, Inc. (b)	445	14,213
CommVault Systems, Inc. (b)	1,597	120,270
Cornerstone OnDemand, Inc. (b)	2,010	115,093
CTS Corp.	930	28,746
Diebold Nixdorf, Inc. (b)	1,730	17,490
Digital Turbine, Inc. (b)	2,156	148,225
Domo, Inc. - Class B (b)	350	29,554
DoubleVerify Holdings, Inc. (b)	6,960	237,754
Endava PLC - ADR (b)	3,744	508,622
Enphase Energy, Inc. (b)	20	2,999
Everbridge, Inc. (b)	170	25,677
Evo Payments, Inc. - Class A (b)	26,898	636,945
ExlService Holdings, Inc. (b)	523	64,392
Extreme Networks, Inc. (b)	5,390	53,091
FormFactor, Inc. (b)	1,710	63,834
II-VI, Inc. (b)	1,469	87,200
International Money Express, Inc. (b)	6,750	112,725
J2 Global, Inc. (b)	795	108,613
JFrog Ltd. (b)	460	15,410
Kopin Corp. (b)	2,740	14,056
Kulicke & Soffa Industries, Inc.	2,688	156,657
Lattice Semiconductor Corp. (b)	1,725	111,521
LivePerson, Inc. (b)	575	33,896
MACOM Technology Solutions Holdings, Inc. (b)	1,929	125,134
Maximus, Inc.	5,505	458,016
MaxLinear, Inc. (b)	300	14,775
MicroStrategy, Inc. - Class A (b)(c)	90	52,056
Mimecast Ltd. (b)	10,405	661,758
Model N, Inc. (b)	420	14,070
nLight, Inc. (b)	10,645	300,083
Novanta, Inc. (b)	360	55,620
NVE Corp.	320	20,470
ON24, Inc. (b)	1,460	29,112
Onto Innovation, Inc. (b)	780	56,355
OSI Systems, Inc. (b)	960	91,008
PagerDuty, Inc. (b)	390	16,154
Pegasystems, Inc.	6,119	777,725
Power Integrations, Inc.	935	92,556
Q2 Holdings, Inc. (b)	180	14,425
Qualys, Inc. (b)	3,383	376,494
Rackspace Technology, Inc. (b)	130	1,849
Repay Holdings Corp. (b)	22,066	508,180
Rimini Street, Inc. (b)	6,555	63,256
Rogers Corp. (b)	85	15,851
Sailpoint Technologies Holdings, Inc. (b)	665	28,515
Sapiens International Corp. NV	1,560	44,897
Semtech Corp. (b)	2,634	205,373
Silicon Laboratories, Inc. (b)	1,557	218,229
SMART Global Holdings, Inc. (b)	1,855	82,547
Sprout Social, Inc. - Class A (b)	100	12,195
SPS Commerce, Inc. (b)	787	126,951
Sumo Logic, Inc. (b)	370	5,964
Synaptics, Inc. (b)	478	85,911
The Hackett Group, Inc.	1,080	21,190
TTEC Holdings, Inc.	308	28,807
Ultra Clean Holdings, Inc. (b)	1,720	73,272
Varonis Systems, Inc. (b)	915	55,678
Verra Mobility Corp. (b)	3,730	56,211
Viavi Solutions, Inc. (b)	1,240	19,518
Vonage Holdings Corp. (b)	1,510	24,341
WNS Holdings Ltd. - ADR (b)	12,258	1,002,704
Workiva, Inc. (b)	8,340	1,175,606
Xperi Holding Corp.	310	5,840
		11,448,556
Materials - 1.7%
Amyris, Inc. (b)	560	7,689
Avient Corp.	332	15,388
Balchem Corp.	173	25,097
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Forterra, Inc. (b)	2,379	56,049
Greif, Inc. - Class A	660	42,636
Innospec, Inc.	760	64,007
Koppers Holdings, Inc. (b)	285	8,909
Materion Corp.	229	15,719
Neenah, Inc.	79	3,682
Quaker Chemical Corp.	1,805	429,085
		668,261
Real Estate - 0.3%
EastGroup Properties, Inc.	272	45,323
eXp World Holdings, Inc.	620	24,658
Newmark Group, Inc. - Class A	730	10,446
Redfin Corp. (b)(c)	895	44,840
		125,267
Utilities - 0.1%
Ormat Technologies, Inc.	170	11,324
South Jersey Industries, Inc.	890	18,921
Via Renewables, Inc.	2,870	29,245
		59,490
Total Common Stocks (Cost $26,555,000)		39,485,969

	Par Value
CORPORATE BONDS - 0.0% (f)
Financials - 0.0% (f)
GAMCO Investors, Inc.
4.000%, due 06/15/23 (g)	$1,480	1,473
Total Corporate Bonds (Cost $1,480)		1,473

Total Investments at Value - 98.7% (Cost $26,556,480)		39,487,442
Other Assets in Excess of Liabilities - 1.3%		502,937
Net Assets - 100.0%		$39,990,379

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $301,741.
(d)
Level 3 security.  Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors.  The total value of such securities is $0 as of September 30, 2021, representing 0.0% of net assets.

(e)	Illiquid security. The total value of such securities is $0 as of September 30, 2021, representing 0.0% of net assets.
(f)	Represents less than 0.1%.
(g)	Level 2 security.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2021:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$39,485,969	$-	$-	*	$39,485,969
Common Bonds	-	1,473	-		1,473
Total	$39,485,969	$1,473	$-		$39,487,442

* Includes securities that have been fair valued at $0.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of September 30, 2021. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.